Leases (Details) - Schedule of consolidated statement of financial - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Consolidated Statement Of Financial [Abstract]
Current	$ 122
Non-current	243
Lease Liabilities	$ 365